Nationwide Nasdaq-100 Risk-Managed Income ETF
Schedule of Investments
November 30, 2021 (Unaudited)

Shares	Security Description			Value
	COMMON STOCKS - 99.5%
	Communication Services - 17.3%
43,189	Activision Blizzard, Inc.			$2,530,875
10,981	Alphabet, Inc. - Class A (a)			31,163,529
11,671	Alphabet, Inc. - Class C (a)			33,251,145
14,025	Baidu, Inc. - ADR (a)			2,101,506
10,126	Charter Communications, Inc. - Class A (a)			6,544,231
254,967	Comcast Corporation - Class A			12,743,252
15,798	Electronic Arts, Inc.			1,962,428
17,951	Fox Corporation - Class A			641,030
13,969	Fox Corporation - Class B			469,358
15,330	Match Group, Inc. (a)			1,992,747
87,155	Meta Platforms, Inc. - Class A (a)			28,278,311
16,629	NetEase, Inc. - ADR			1,791,442
24,548	Netflix, Inc. (a)			15,757,361
225,460	Sirius XM Holdings, Inc.			1,375,306
69,439	T-Mobile US, Inc. (a)			7,555,658
				148,158,179
	Consumer Discretionary - 17.9%
18,471	Amazon.com, Inc. (a)			64,779,090
2,165	Booking Holdings, Inc. (a)			4,550,505
12,429	Dollar Tree, Inc. (a)			1,663,373
36,139	eBay, Inc.			2,437,937
43,855	JD.com, Inc. - ADR (a)			3,688,644
6,909	Lululemon Athletica, Inc. (a)			3,139,519
18,093	Marriott International, Inc. - Class A (a)			2,669,803
2,672	MercadoLibre, Inc. (a)			3,175,432
3,767	O’Reilly Automotive, Inc. (a)			2,403,949
15,103	Peloton Interactive, Inc. - Class A (a)			664,532
21,192	Pinduoduo, Inc. - ADR (a)			1,409,268
19,832	Ross Stores, Inc.			2,163,473
65,611	Starbucks Corporation			7,193,590
45,315	Tesla, Inc. (a)			51,874,799
29,294	Trip.com Group, Ltd. - ADR (a)			805,585
				152,619,499
	Consumer Staples - 4.6%
24,525	Costco Wholesale Corporation			13,228,295
78,888	Keurig Dr Pepper, Inc.			2,681,403
68,050	Kraft Heinz Company			2,287,161
77,774	Mondelez International, Inc. - Class A			4,583,999
29,329	Monster Beverage Corporation (a)			2,457,184
76,837	PepsiCo, Inc.			12,277,015
48,125	Walgreens Boots Alliance, Inc.			2,156,000
				39,671,057
	Health Care - 5.7%
4,333	Align Technology, Inc. (a)			2,649,759
31,540	Amgen, Inc.			6,272,675
8,229	Biogen, Inc. (a)			1,939,904
16,405	Cerner Corporation			1,155,732
5,312	DexCom, Inc. (a)			2,988,478
69,744	Gilead Sciences, Inc.			4,807,454
4,676	IDEXX Laboratories, Inc. (a)			2,843,335
8,685	Illumina, Inc. (a)			3,172,891
12,254	Incyte Corporation (a)			829,841
19,753	Intuitive Surgical, Inc. (a)			6,406,689
22,390	Moderna, Inc. (a)			7,890,908
5,805	Regeneron Pharmaceuticals, Inc. (a)			3,695,057
10,045	Seagen, Inc. (a)			1,607,200
14,314	Vertex Pharmaceuticals, Inc. (a)			2,675,859
				48,935,782
	Industrials - 2.6%
5,631	Cintas Corporation			2,377,352
13,064	Copart, Inc. (a)			1,896,370
125,431	CSX Corporation			4,347,438
31,964	Fastenal Company			1,891,310
38,364	Honeywell International, Inc.			7,758,736
19,286	PACCAR, Inc.			1,608,838
8,892	Verisk Analytics, Inc.			1,999,544
				21,879,588
	Information Technology - 50.6% (b)
26,432	Adobe, Inc. (a)			17,705,475
67,468	Advanced Micro Devices, Inc. (a)			10,684,907
29,830	Analog Devices, Inc.			5,376,858
4,815	ANSYS, Inc. (a)			1,884,976
604,763	Apple, Inc.			99,967,324
50,180	Applied Materials, Inc.			7,385,994
4,437	ASML Holding NV - NY			3,511,930
7,591	Atlassian Corporation plc - Class A (a)			2,856,645
12,219	Autodesk, Inc. (a)			3,105,948
23,487	Automatic Data Processing, Inc.			5,422,913
22,756	Broadcom, Inc.			12,599,542
15,328	Cadence Design Systems, Inc. (a)			2,720,107
7,599	CDW Corporation			1,438,947
7,315	Check Point Software Technologies, Ltd. (a)			814,233
234,592	Cisco Systems, Inc.			12,865,025
29,188	Cognizant Technology Solutions Corporation - Class A			2,276,080
11,058	Crowdstrike Holdings, Inc. - Class A (a)			2,401,134
10,733	DocuSign, Inc. (a)			2,644,182
36,795	Fiserv, Inc. (a)			3,551,453
225,840	Intel Corporation			11,111,328
15,178	Intuit, Inc.			9,900,609
8,434	KLA Corporation			3,442,168
7,836	Lam Research Corporation			5,327,305
45,826	Marvell Technology, Inc.			3,261,436
30,422	Microchip Technology, Inc.			2,538,107
62,648	Micron Technology, Inc.			5,262,432
274,864	Microsoft Corporation			90,867,290
139,130	NVIDIA Corporation			45,462,118
14,694	NXP Semiconductors NV			3,282,052
7,907	Okta, Inc. (a)			1,701,824
19,971	Paychex, Inc.			2,380,543
65,373	PayPal Holdings, Inc. (a)			12,086,815
62,744	QUALCOMM, Inc.			11,329,057
9,108	Skyworks Solutions, Inc.			1,381,319
9,048	Splunk, Inc. (a)			1,094,808
8,424	Synopsys, Inc. (a)			2,872,584
51,313	Texas Instruments, Inc.			9,871,082
6,148	VeriSign, Inc. (a)			1,474,967
10,569	Workday, Inc. - Class A (a)			2,898,337
13,666	Xilinx, Inc.			3,121,998
13,378	Zoom Video Communications, Inc. - Class A (a)			2,828,243
				432,710,095
	Utilities - 0.8%
27,831	American Electric Power Company, Inc.			2,255,703
54,402	Exelon Corporation			2,868,617
29,873	Xcel Energy, Inc.			1,903,806
				7,028,126
	TOTAL COMMON STOCKS (Cost $724,751,404)			851,002,326

Contracts			Notional Amount
	PURCHASED OPTIONS (c) - 0.4%
527	Nasdaq 100 Index Put, Expiration: 12/17/2021, Exercise Price: $14,825.00		850,362,984	3,312,195
	TOTAL PURCHASED OPTIONS (Cost $2,665,563)			3,312,195
Shares
	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
771,336	Invesco Government & Agency Portfolio - Institutional Class, 0.03% (d)			771,336
	TOTAL SHORT-TERM INVESTMENTS (Cost $771,336)			771,336

	Total Investments (Cost $728,188,303) - 100.0%			855,085,857
	Other Assets in Excess of Liabilities - 0.0% (e)			144,254
	TOTAL NET ASSETS - 100.0%			$855,230,111

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NY	New York Registry Shares.
	(a)	Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Exchange traded.
	(d)	Rate shown is the annualized seven-day yield as of November 30, 2021.
	(e)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2021 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$851,002,326	$-	$-	$851,002,326
Purchased Options	-	3,312,195	-	3,312,195
Short-Term Investments	771,336	-	-	771,336
Total Investments in Securities	$851,773,662	$3,312,195	$-	$855,085,857

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2021, the Fund did not recognize any transfers to or from Level 3.